Quarterly Data - Schedule of Restated Quarterly Financial Information (Detail) (USD $)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of Fourth Quarter Events [Line Items]
Revenues	$ 152,000	$ 394,000	$ 198,000						$ 198,000		$ 592,000		$ 744,000
Cost of revenues		324,000	148,000						148,000		472,000		762,000
Gross profit (loss)	(138,000)	70,000	50,000						50,000		120,000		(18,000)
Operating Expenses
Selling, general and administrative		1,449,000	1,493,000			3,361,000	3,030,000		2,339,000	3,200,000	3,788,000	6,561,000	6,689,000	2,759,000	1,818,000
Transaction costs			790,000						790,000		790,000		790,000
Total operating expense		1,449,000	2,283,000			3,361,000	3,030,000		3,129,000	3,200,000	4,578,000	6,561,000	7,479,000	2,759,000	1,818,000
(Loss) income from operations	(3,040,000)	(1,379,000)	(2,233,000)	(846,000)	3,802,000	(3,361,000)	(3,030,000)	(170,000)	(3,079,000)	(3,200,000)	(4,458,000)	(6,561,000)	(7,497,000)	(2,759,000)	(1,818,000)
Other Income, net
Gain on settlements, net of legal costs			1,000,000			9,353,000			1,000,000		1,000,000	9,353,000	1,000,000	77,353,000	24,908,000
Interest income		7,000	31,000			16,000	56,000		111,000	117,000	118,000	133,000	153,000	164,000	3,124,000
Other income		(4,000)	17,000				3,116,000		17,000	3,116,000	13,000	3,116,000
Total Other Income	31,000	3,000	1,048,000	80,000	68,031,000	9,369,000	3,172,000	61,000	1,128,000	3,233,000	1,131,000	12,602,000	1,162,000	80,633,000	29,312,000
(Loss) income before provision for income taxes		(1,376,000)	(1,185,000)			6,008,000	142,000		(1,951,000)	33,000	(3,327,000)	6,041,000	(6,335,000)	77,874,000	27,494,000
Provision for income taxes			7,000			89,000			7,000		7,000	89,000	(263,000)	26,889,000	3,396,000
Net (loss) income	(2,738,000)	(1,376,000)	(1,192,000)	(766,000)	45,033,000	5,919,000	142,000	(109,000)	(1,958,000)	33,000	(3,334,000)	5,952,000	(6,072,000)	50,985,000	24,098,000
Earnings per Share Basic and Diluted	$ (0.12)	$ (0.06)	$ (0.06)	$ (0.04)	$ 2.19	$ 0.29	$ 0.00	$ (0.01)	$ (0.09)	$ 0.00	$ (0.16)	$ 0.29	$ (0.28)	$ 2.48	$ 1.17
Weighted average number of common shares outstanding Basic and Diluted		22,348,201	21,093,384			20,590,596	20,590,596		20,843,379	20,590,596	21,350,498	20,590,596	21,601,974	20,590,596	20,590,596
Amounts Previously Reported [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues		394,000	1,198,000			9,354,000	3,116,000		1,198,000	3,116,000	1,593,000	12,469,000		88,969,000	24,908,000
Cost of revenues		576,000	187,000			3,165,000	2,929,000		553,000	2,929,000	1,129,000	6,094,000		9,151,000	1,465,000
Gross profit (loss)		(182,000)	1,011,000			6,189,000	187,000		645,000	187,000	464,000	6,375,000		79,818,000	23,443,000
Operating Expenses
Selling, general and administrative		1,197,000	1,719,000			197,000	101,000		1,934,000	271,000	3,132,000	467,000		2,108,000	353,000
Transaction costs			790,000						790,000		790,000
Total operating expense		1,197,000	2,244,000			197,000	101,000		2,724,000	271,000	3,922,000	467,000		2,108,000	353,000
(Loss) income from operations		(1,379,000)	(1,233,000)			5,992,000	86,000		(2,079,000)	(84,000)	(3,458,000)	5,908,000		77,710,000	23,090,000
Other Income, net
Gain on settlements, net of legal costs
Interest income		7,000	31,000			16,000	56,000		111,000	117,000	118,000	133,000		164,000	3,124,000
Other income		(4,000)	17,000						17,000		13,000
Total Other Income		3,000	48,000			16,000	56,000		128,000	117,000	131,000	133,000		164,000	4,404,000
(Loss) income before provision for income taxes		(1,376,000)	(1,185,000)			6,008,000	142,000		(1,951,000)	33,000	(3,327,000)	6,041,000		77,874,000	27,494,000
Provision for income taxes			7,000			89,000			7,000		7,000	89,000
Net (loss) income		$ (1,376,000)	$ (1,192,000)			$ 5,919,000	$ 142,000		$ (1,958,000)	$ 33,000	$ (3,334,000)	$ 5,952,000		$ 50,985,000	$ 24,098,000
Earnings per Share Basic and Diluted		$ (0.06)	$ (0.06)			$ 0.29	$ 0.00		$ (0.09)	$ 0.00	$ (0.16)	$ 0.29		$ 2.48	$ 1.17
Weighted average number of common shares outstanding Basic and Diluted		22,348,201	21,093,384			20,590,596	20,590,596		20,843,379	20,590,596	21,350,498	20,590,596